SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Based Payments [Abstract]
Disclosure of detailed information about stock options available for grant [Table Text Block]
	December 31, 2020	December 31, 2019
Shares outstanding as at March 2, 2016	15,298,602	15,298,602
Percentage of shares outstanding	10%	10%
Number of options authorized	1,529,860	1,529,860
Less: options issued & outstanding	(1,021,156)	(1,321,288)
Options available for grant	508,704	208,572

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
2019
Dividend yield	NIL
Risk free rate	1.39% - 1.67%
Expected volatility	40.79% - 44.75%
Expected life of options in years	2.46 - 6.00
Weighted average fair value of options granted (CAD)	$4.37 - $8.95

Disclosure of number and weighted average exercise prices of share options [Table Text Block]

	2020		2019
	Number of Options	Weighted Average Exercise Price (in CAD$)	Number of Options	Weighted Average Exercise Price (in CAD$)
Beginning of year	1,321,288	$14.26	1,229,040	$15.00
Granted	—	—	288,000	$16.76
Exercised	(150,511)	$12.19	(2,338)	$12.34
Expired and forfeited	(149,621)	$14.46	(193,414)	$22.69
End of year	1,021,156	$14.54	1,321,288	$14.26
Exercisable at end of year	23,956	$10.50	195,688	$12.00

Disclosure of range of exercise prices of outstanding share options [Table Text Block]

For the year ended December 31, 2020:

	Options outstanding			Options exercisable
Range of Exercise Prices (in CAD$)	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price (in CAD$)	Number of options	Weighted average exercise price (in CAD$)
$5.00 to $9.99	14,570	0.19	$9.89	14,570	$9.89
$10.00 to $14.99	754,586	3.91	$13.90	9,386	$11.45
$15.00 to $19.99	252,000	4.63	$16.72	—	—
	1,021,156			23,956

For the year ended December 31, 2019:

	Options outstanding			Options exercisable
Range of Exercise Prices (in CAD$)	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price (in CAD$)	Number of options	Weighted average exercise price (in CAD$)
$5.00 to $9.99	22,280	1.19	$9.89	22,280	$9.89
$10.00 to $14.99	1,011,008	4.15	$13.65	173,408	$12.27
$15.00 to $19.99	288,000	5.58	$16.76	—	—
	1,321,288			195,688

Disclosure of restricted share units and performance share units [Table Text Block]
	Number of Share Units	Weighted Average Fair Value (in CAD$)
Balance at January 1, 2020	496,942	$14.63
Granted	522,231	$15.36
Vested	(400,490)	$14.99
Forfeited	(48,557)	$14.53
Balance at December 31, 2020	570,126	$15.06

	Number of Share Units	Weighted Average Fair Value (in CAD$)
Balance at January 1, 2019	657,727	$11.50
Granted	392,898	$17.01
Vested	(497,284)	$12.42
Forfeited	(56,399)	$14.14
Balance at December 31, 2019	496,942	$14.63